Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net loss for the period	$ (1,545,387)	$ (1,874,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	3,930	47,006
Depreciation	26,716	26,597
Gain on marketable equity securities	(20,799)	(41,003)
Changes in non-cash working capital:
Net decrease in prepaid expense and other	291,989	272,801
Net increase in payables and accrued expenses	148,404	57,928
Net cash used in operating activities	(1,095,147)	(1,510,948)
Cash Flows from Investing Activities:
Net cash used in investing activities
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,095,147)	(1,510,948)
Cash and cash equivalents - beginning of period	49,117,630	57,415,350
Cash and cash equivalents - end of period	$ 48,022,483	$ 55,904,402